Additional paid-in capital	12 Months Ended
Dec. 31, 2023
Additional Paid-in Capital
Additional paid-in capital

7. Additional paid-in capital

Stock options

A summary of stock option activity is as follows:

 Schedule of share-based compensation, stock options, activit

	December 31, 2023		December 31, 2022		December 31, 2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	321,700,000	0.043	5,497,001,500	0.006	5,362,701,500	$0.004
Granted	120,270,000	0.050	115,500,000	0.050	165,000,000	$0.050
Options exchanged for warrants upon Redomicile Merger (note 1)	—	—	(5,200,501,500)	(0.004)	—	$—
Exercised	(5,000,000)	(0.015)	—	—	(800,000)	$(0.015)
Cancelled	(25,000,000)	(0.050)	(90,300,000)	(0.040)	(29,900,000)	$(0.034)
Outstanding, end of year	411,970,000	0.045	321,700,000	0.043	5,497,001,500	$0.006

Exercisable, end of year	182,200,000	0.037	160,800,000	0.037	5,221,701,500	$0.004

During the year ended December 31, 2023:

i)	On January 25, 2023, the Company modified 20,500,000 options with an exercise price of $0.015 previously granted to a number of advisors and independent contractors by extending the expiry date from January 31, 2023, to December 31, 2025 resulting in the Company recognizing an additional $214,264 in compensation expense.

ii)	On February 21, 2023, the Company modified 80,000,000 options previously granted to a number of advisors and contractors by extending the vesting period from December 31, 2022 and June 30, 2023 to December 31, 2023.

iii)	Effective February 21, 2023, the Company:

1)	cancelled 25,000,000 stock options exercisable at $0.05 per option related to the termination of certain contractors; and
2)	granted an independent contractor the option to acquire 3,000,000 ordinary shares of the Company at a price of $0.05 per share until April 12, 2024. The fair value of the options granted totaling $138,435 was fully recorded at grant.

Stock options (continued)

During the year ended December 31, 2023: (continued)

iv)	On June 30, 2023, the Company:

1)	granted the option to acquire an aggregate 117,270,000 ordinary shares at a price of $0.05 per share until June 30, 2028 to 14 employees and contractors. 3,600,000 options fully vested at grant, the remaining 113,670,000 options will vest according to performance or time-based conditions. As at December 31, 2023, 3,600,000 options have vested to date. The fair value of the options granted totaled $3,627,533, of which $2,699,538 related to stock options that have time-based vesting conditions and $927,995 related to stock options that have performance vesting conditions. During the year ended December 31, 2023, $688,205 related to the stock options with time-based vesting conditions was recognized. The remaining fair value of $2,939,328 has not been recorded. Management believes that recognition of the remaining performance conditions to be unlikely and therefore have not been recognized; and
2)	modified 108,200,000 options previously granted to a number of advisors, employees and independent contractors by extending the expiry dates to June 30, 2028. The fair value of the option modification totaled $562,517, of which $441,234 related to stock options that have time-based vesting conditions and $121,283 related to stock options that have performance vesting conditions. During the year ended December 31, 2023, $388,219 related to the stock options with time-based vesting conditions was recognized. The remaining fair value of $174,298 has not been recorded. Management believes that recognition of the remaining performance conditions to be unlikely and therefore have not been recognized.

v)	On October 19, 2023, the Company granted incentive compensation to certain KP in connection with the KP Loans (note 6(b)(vi)). In connection with this incentive compensation, the Company:

●	Modified 32,500,000 options previously granted to KP by modifying the exercise prices to $0.03 per share. The fair value of the option modification totaled $24,290, which the Company recognized during the year ended December 31, 2023.; and
●	Included in the 32,500,000 modified options above were 10,000,000 stock options which were fully vested at October 19, 2023, resulting in the Company recognizing additional compensation expense of $654,385.

During the year ended December 31, 2023, the Company recorded a total of $2,867,049 in share-based compensation expense, $826,640 related to the vesting of stock options granted in 2023 and $2,040,409 related to the vesting of stock options granted in prior years, including the $1,281,158 from the modification of vesting terms and exercise price of 161,200,000 options.

Stock options (continued)

During the year ended December 31, 2022:

vi)	On March 18, 2022, the Company modified 70,000,000 options previously granted to a number of advisors and independent contractors by extending the vesting period under vesting terms, which have not been met, from September 30, 2021 and December 31, 2021 to December 31, 2022, and from June 30, 2022 to June 30, 2023.

vii)	On March 18, 2022, the Company amended 2,500,000 options previously granted to an individual on October 4, 2021 by vesting 1,000,000 options with performance conditions and cancelling the remaining 1,500,000 options. During the year ended December 31, 2022, $59,639 related to the 1,000,000 options that vested immediately was recorded.

viii)	Effective March 18, 2022, the Company cancelled 20,000,000 stock options exercisable at $0.015, 10,000,000 stock options exercisable at $0.035 and 28,500,000 exercisable at $0.05 related to the termination of certain contractors.

ix)	On April 27, 2022, the Company provided termination notice to a contractor. As a result, the contractor’s 30,000,000 stock options exercisable at $0.05 were cancelled, unvested, effective June 30, 2022.

x)	On July 7, 2022, the Company granted the CEO the option to acquire 115,500,000 ordinary shares of the Company at a price of $0.05 per share until December 31, 2026. The Company cancelled the subscription rights to distribute 101,025,092 ordinary shares at a price of $0.05 pursuant to the prospectus (note 6(b)(vii)). The fair value of the options granted totaling $4,004,906 was fully recorded at grant.

xi)	On November 25, 2022, the Company modified 5,300,000 options previously granted to a number of advisors and independent contractors by extending the expiry date from November 25, 2022 to December 31, 2025 resulting in the Company recognizing an additional $58,967.

During the year ended December 31, 2022, the Company recorded a total of $5,770,180 in compensation expense, $4,004,906 related to the vesting of stock options granted in 2022 and $1,765,274 related to the vesting of stock options granted in 2021, including the $58,967 from the modification of vesting terms of 5,300,000 options.

Stock options (continued)

During the year ended December 31, 2021:

xii)	On January 28, 2021, the Company granted the option to acquire an aggregate 32,000,000 ordinary shares at a price of $0.05 per share to six individuals. All of the options will vest according to performance or time-based conditions. Options to acquire 22,000,000 ordinary shares will expire December 31, 2025, and options to acquire 10,000,000 ordinary shares will expire May 17, 2024. As at December 31, 2023, 17,000,000 (2022 - 6,000,000 and 2021 - 1,000,000) options have vested to date. The fair value of the options granted totals $1,706,244, of which $573,292 relates to stock options that have time-based vesting conditions and $1,132,952 relates to stock options that have performance vesting conditions. During the year ended December 31, 2023, $156,402 (2022 - $168,701 and 2021 - $248,189) related to stock options with time-based vesting conditions and $169,942 (2022 - $113,295 and 2021 - $Nil) related to stock options with performance-based vesting conditions was recognized. The remaining fair value of $849,715 has not been recorded.

xiii)	On February 22, 2021, the Company granted the option to acquire an aggregate 5,000,000 ordinary shares at a price of $0.05 per share. These options were granted to three individuals and have an expiry date of May 17, 2024, 3,000,000 (2022 - Nil and 2021 - Nil) of these options have vested to date. The fair value of the options granted totaled $225,141. During the year ended December 31, 2023, $86,585 (2022 - $69,276 and 2021 - $57,730) related to stock options with time-based vesting conditions was recognized. The remaining fair value of $11,550 has not been recorded.

xiv)	On April 14, 2021, the Company’s Board of Directors approved the grant of the option to acquire an aggregate 28,500,000 ordinary shares at a price of $0.05 per share until December 31, 2025 to five individuals. All of the options will vest according to performance or time-based conditions; 5,000,000 (2022 - 4,000,000 and 2021 - 200,000) options have vested to date. The fair value of the options granted totaled $1,565,812, of which $351,621 related to stock options that have time-based vesting conditions and $1,214,191 related to stock options that have performance vesting conditions. During the year ended December 31, 2023, $102,840 (2022 - $328,885 and 2021 - $88,540) related to the stock options with time-based vesting conditions and $32,964 (2022 - $Nil and 2021 - $Nil) related to stock options with performance-based vesting conditions was recognized. The remaining fair value of $1,012,583 has not been recorded.

xv)	On May 12, 2021, the Company’s Board of Directors amended the option to acquire 2,000,000 shares, previously granted on January 28, 2021 to a consultant, to increase the option by 1,000,000 to provide the optionee the option to acquire an aggregate 3,000,000 ordinary shares at a price of $0.05 per share until December 31, 2025. All other terms of the January 28, 2021 grant remain the same and the options are subject to performance vesting conditions. The fair value of the additional 1,000,000 amended options granted totaled $54,940. During the year ended December 31, 2023, $Nil (2022 - $54,940 and 2021 - $Nil) related to stock options with performance-based vesting conditions was recognized.

Stock options (continued)

During the year ended December 31, 2021: (continued)

xvi)	On May 31, 2021, the Company granted one consultant the option to acquire 5,000,000 ordinary shares of the Company at a price of $0.05 per share until December 31, 2025 subject to performance vesting conditions. The fair value of the options granted totaling $254,708 was not recorded, as it cannot be determined that it is more likely than not that the performance conditions will be met.

xvii)	On June 27, 2021, the Company cancelled 7,400,000 stock options with an average exercise price of $0.033.

xviii)	On June 27, 2021, the Company’s Board of Directors approved the grant of the option to acquire an aggregate 21,000,000 ordinary shares at a price of $0.05 per share until June 30, 2026 to four individuals. All of the options will vest according to performance or time-based conditions; 10,400,000 options have vested to date (2022 - 200,000 and 2021 - Nil). The fair value of the options granted totaled $1,374,208, of which $26,175 related to stock options with time-based vesting conditions and $1,348,033 related to stock options with performance vesting conditions. During the year ended December 31, 2023, $3,277 (2022 - $13,082 and 2021 - $9,816) relating to the stock options with time-based vesting conditions and $654,385 (2022 - $Nil and 2021 - $Nil) relating to stock options with performance based conditions was recognized. The remaining fair value of $693,648 has not been recorded.

xix)	On June 30, 2021, the Company amended the option to acquire 4,365,001,300 ordinary shares granted on July 1, 2016 by extending the expiry date from July 1, 2021 to April 12, 2024. The options were granted in connection with lines of credit provided by the CEO and the VP, which are currently outstanding (note 5). All of the options had vested in previous years. The fair value of the amendments totaled $1,287,834 and was recorded during the year ended December 31, 2021 in interest expense.

xx)	Effective July 22, 2021, the Company cancelled 22,500,000 stock options exercisable at $0.035 related to the termination of certain contractors and advisors.

xxi)	On August 27, 2021, the Company granted a member of the Board of Directors the option to acquire 5,000,000 ordinary shares at a price of $0.05 per share until June 30, 2026. The fair value of the options granted totaling $304,692 was fully recorded at grant.

Stock options (continued)

During the year ended December 31, 2021: (continued)

xxii)	On October 4, 2021, the Company granted two individuals the option to acquire an aggregate 17,500,000 ordinary shares at an exercise price of $0.05 per share until September 30, 2026; 15,000,000 of the options will vest according to time-based conditions and 2,500,000 will vest according to performance conditions. On March 18, 2022, the Company cancelled 1,500,000 options and vested 1,000,000 options with performance vesting conditions. As at December 31, 2023, 7,000,000 (2022 – 4,000,000 and 2021 - Nil) options have vested to date. The fair value of the options granted totaled $1,043,690, of which $894,592 related to stock options with time-based vesting conditions and $149,098 related to stock options with performance vesting conditions. During the year ended December 31, 2023, $207,241 (2022 - $423,808 and 2021 - $101,758) related to stock options with time-based vesting conditions was recognized. The remaining fair value of $310,883 has not been recorded.

xxiii)	On December 10, 2021, the Company granted one creditor the option to acquire 40,000,000 ordinary shares of the Company at a price of $0.05 per share until December 31, 2026 in connection with receiving line of credit financing (note 5). The fair value of the options granted totaled $2,137,286 and was fully recorded upon the Company entering into the financing agreement with the creditor.

xxiv)	On December 10, 2021, the Company granted one consultant the option to acquire 10,000,000 ordinary shares of the Company at a price of $0.05 per share until December 31, 2026 subject to performance vesting conditions. The fair value of the options granted totaled $534,321, all of which related to stock options with performance vesting conditions. During the year ended December 31, 2022, $534,321 related to stock options with performance-based vesting conditions was recognized.

During the year ended December 31, 2021, the Company recorded a further $167,373 in compensation expense related to the vesting of stock options granted in previous years.

Stock options (continued)

Outstanding

The options outstanding at December 31, 2023, 2022 and 2021 were as follows:

	December 31, 2023			December 31, 2022			December 31, 2021
Expiry Date	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value
November 27, 2022	—	$—	—	—	$—	—	5,600,000	$0.015	$0.045
January 31, 2023	—	$—	—	20,500,000	$0.015	0.050	40,500,000	$0.015	$0.045
June 13, 2023	—	$—	—	5,000,000	$0.015	0.050	5,000,000	$0.015	$0.045
March 14, 2024	6,650,000	$0.035	—	6,650,000	$0.035	0.030	6,650,000	$0.035	$0.025
April 12, 2024	—	$—	—	—	$—	—	4,925,001,500	$0.002	$0.058
April 12, 2024	2,250,000	$0.015	0.005	3,350,000	$0.015	0.050	3,350,000	$0.015	$0.045
April 12, 2024	200,000	$0.030	—	200,000	$0.030	0.035	200,000	$0.030	$0.030
May 6, 2024	13,000,000	$0.035	—	13,000,000	$0.035	0.030	13,000,000	$0.035	$0.025
May 17, 2024	2,200,000	$0.035	—	57,000,000	$0.050	0.015	77,000,000	$0.050	$0.010
May 17, 2024	23,500,000	$0.050	—	19,400,000	$0.035	0.030	19,400,000	$0.035	$0.025
June 17, 2024	—	$—	—	—	$—	—	5,000,000	$0.050	$0.010
August 16, 2024	—	$—	—	—	$—	—	2,500,000	$0.050	$0.010
September 6, 2024	—	$—	—	—	$—	—	1,000,000	$0.050	$0.010
October 3, 2024	1,000,000	$0.035	—	3,500,000	$0.035	0.030	3,500,000	$0.035	$0.025
October 24, 2024	2,000,000	$0.035	—	2,000,000	$0.035	0.030	2,000,000	$0.035	$0.025
December 11, 2024	—	$—	—	—	$—	—	120,000,000	$0.015	$0.045
April 1, 2025	10,000,000	$0.035	—	10,000,000	$0.035	0.030	10,000,000	$0.035	$0.025
May 31, 2025	10,000,000	$0.035	—	10,000,000	$0.035	0.030	20,000,000	$0.035	$0.025
May 31, 2025	37,300,000	$0.050	—	57,300,000	$0.050	0.015	87,300,000	$0.050	$0.010
December 31, 2025	22,400,000	$0.015	0.005	5,300,000	$0.015	0.050	—	$—	$—
December 31, 2025	24,000,000	$0.050	—	56,500,000	$0.050	0.015	56,500,000	$0.050	$0.010
June 30, 2026	16,000,000	$0.050	—	26,000,000	$0.050	0.015	26,000,000	$0.050	$0.010
September 30, 2026	16,000,000	$0.050	—	16,000,000	$0.050	0.015	17,500,000	$0.050	$0.010
December 31, 2026	—	$—	—	10,000,000	$0.050	0.015	50,000,000	$0.050	$0.010
June 30, 2028	4,500,000	$0.015	0.005	—	$—	—	—	$—	$—
June 30, 2028	19,700,000	$0.035	—	—	$—	—	—	$—	$—
June 30, 2028	201,270,000	$0.050	—	—	$—	—	—	$—	$—
Total	411,970,000	$0.045	—	321,700,000	$0.043	0.022	5,497,001,500	$0.006	$0.054

Weighted Average Remaining Contractual Life		3.13			2.21			2.37

($ United States)

Stock options (continued)

The fair value of the stock options granted and vested was allocated as follows:

 Schedule of Fair Value of Stock Options Granted-Allocation

Year Ended December 31,	2023	2022	2021
Interest expense	$—	$4,004,906	$3,425,120
Product development expense	1,060,636	227,338	222,178
Professional expense	403,880	38,614	169,382
Selling, general and administrative expenses	1,402,533	1,499,322	586,538
	$2,867,049	$5,770,180	$4,403,218

The Company uses the fair value method for determining share-based compensation for all options granted during the fiscal periods. The fair value was determined using the Black-Scholes Option Pricing Model based on the following weighted average assumptions:

 Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

Year Ended December 31,	2023	2022	2021
Risk-free interest rate	4.15%	3.05%	0.87%
Expected life (years)	4.9	4.5	4.8
Expected dividends	0%	0%	0%
Expected volatility	145%	123%	278%
Forfeiture rate	0%	0%	0%

The weighted average fair value for the options granted during the year ended December 31, 2023 was $0.03 (2022 - $0.03; 2021 - $0.06).

Warrants

A summary of warrant activity is as follows:

 Summary of warrant activity

	December 31, 2023		December 31, 2022		December 31, 2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	5,200,501,500	0.004	—	—	—	$—
Options exchanged for warrants (note 1)	—	—	5,200,501,500	0.004	—	$—
Exercised	(12,000,000)	(0.002)	—	—	—	$—
Outstanding, end of year	5,188,501,500	0.004	5,200,501,500	0.004	—	$—

Warrants (continued)

During the year ended December 31, 2023:

On March 9, 2023, the Company issued 12,000,000 ordinary shares to four individuals pursuant to the exercise of warrants at a price of $0.002 per share, which were applied against interest payable, for an aggregate $24,000.

During the year ended December 31, 2022:

On November 7, 2022, 5,200,501,500 stock options were exchanged for warrants of the Company upon close of the Redomicile Merger (note 1). There was no impact on the carrying value of the instruments as a result of the Redomicile Merger.

During the year ended December 31, 2021:

There were no warrant activities during the year ended December 31, 2021.

Outstanding

The warrants outstanding at December 31, 2023, 2022 and 2021 were as follows:

 Schedule Warrants Outstanding

	December 31, 2023			December 31, 2022			December 31, 2021
Expiry Date	Warrants	Exercise Price	Intrinsic Value	Warrants	Exercise Price	Intrinsic Value	Warrants	Exercise Price	Intrinsic Value
April 12, 2024*	4,913,001,500	$0.002	0.018	4,925,001,500	$0.002	0.063	—	$—	$—
December 11, 2024	120,000,000	$0.015	0.005	120,000,000	$0.015	0.050	—	$—	$—
December 31, 2026	155,500,000	$0.050	—	155,500,000	$0.050	0.015	—	$—	$—
Total	5,188,501,500	$0.004	0.016	5,200,501,500	$0.043	0.022	—	$—	$—

Weighted Average Remaining Contractual Life		0.38			1.38			—